COMMITMENTS AND CONTINGENCIES (Details) ft² in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) ft² Property Unit Lease	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)
Real Estate Properties [Line Items]
Number of properties under operating ground and air rights lease | Property	11
Rent payable per year under ground lease	$ 500,000
Operating Leases, Future Minimum Payments [Abstract]
2016	478,000
2017	449,000
2018	449,000
2019	449,000
2020	449,000
Thereafter	20,764,000
Total	23,038,000
Tenant improvements	$ 7,200,000
Commitment period for tenant improvements	12 months
Total property cost subject to purchase options	$ 1,546,367,000	$ 1,450,216,000
Total gross rental revenue from properties subject to purchase options	181,261,000	165,465,000	$ 151,083,000
Real estate investment amount of properties (net of accumulated depreciation)	$ 738,700,000
Redemption basis	1:1
Minimum redemption holding period	1 year
Number of consecutive trading days for valuation	10 days
Aggregate redemption value of Units of operating partnership owned by limited partners	$ 102,400,000	$ 185,700,000
Minimum [Member]
Real Estate Properties [Line Items]
Lease term of property	6 months
Lease expiration date	Oct. 31, 2015
Number of renewal options | Lease	6
Maximum [Member]
Real Estate Properties [Line Items]
Lease term of property	86 years
Lease expiration date	Oct. 31, 2100
Number of renewal options | Lease	11
Subject to Purchase Options [Member]
Operating Leases, Future Minimum Payments [Abstract]
Number of properties | Property	15
Total property cost subject to purchase options	$ 114,900,000
Total gross rental revenue from properties subject to purchase options	$ 10,200,000
Subject to Restrictions on Taxable Dispositions [Member]
Operating Leases, Future Minimum Payments [Abstract]
Number of properties | Property	94
Combined Commercial Segments [Member]
Operating Leases, Future Minimum Payments [Abstract]
Area of real estate property | ft²	4.3
Multi Family Residential [Member]
Operating Leases, Future Minimum Payments [Abstract]
Number of apartment units subject to restrictions on taxable dispositions | Unit	4,910